Convertible Loans - Schedule of Convertible Note Accounted as Amortized Cost (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Convertible Note Accounted as Amortized Cost [Abstract]
Convertible note principal	$ 3,165,000
Original issue discount	(150,000)
Legal cost	(15,000)
Fair value for pre-delivery shares related to the issuance of convertible note	(2,223,100)
accrued accretion expense	647,731
accrued coupon interest expense	251,917
Convertible note conversion	(50,000)
Total	$ 1,626,548